(LOSS) PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Numerator
Net income									$ 1,036,148
Change in fair value of warrant derivative liability	$ (2,130,106)	$ (870,913)	$ (3,496,070)	$ 6,387,473	$ (1,739,047)	$ (4,413,819)	$ (7,419,643)	$ 0	(7,742,555)	$ (484,124)	$ 6,387,473
Net (loss) used in computation of diluted EPS									$ (6,706,407)
Denominator
Basic weighted average number of shares outstanding	85,924,462	72,455,753	72,408,313		87,232,426	61,491,674		48,225,034	71,554,822	67,210,266	50,226,548
Warrants									8,429,435
Diluted weighted average number of shares outstanding	89,789,461	72,455,753	76,270,355		87,232,426	69,508,395		48,225,034	79,984,257	67,210,266	50,226,548
Diluted loss per share	$ 0.01	$ (0.01)	$ (0.02)		$ (0.02)	$ (0.05)		$ (0.05)	$ (0.08)	$ (0.08)	$ (0.20)